                       PUTNAM CAPITAL MANAGER VARIABLE ANNUITY
                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998
                   FOR THE PUTNAM CAPITAL MANAGER VARIABLE ANNUITY



The second paragraph of the first page of the prospectus should be deleted and replaced with the following language:

There are currently twenty-one (21) Sub-Accounts available under the Contract. The following underlying investment portfolios ("Funds") of Class IA shares of Putnam Variable Trust are available under the Contracts: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.

The tables entitled "Annual Fund Operating Expenses" and "Example" under the section titled "Putnam Capital Manager III" should be deleted and replaced with the following language:

                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)

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                                                                                                      TOTAL FUND
                                                                MANAGEMENT            OTHER           OPERATING
                                                               FEES (AFTER       EXPENSES (AFTER    EXPENSES (AFTER
                                                                 ANY FEE           ANY EXPENSE      ANY FEE WAIVERS
                                                                 WAIVERS)         REIMBURSEMENT)     AND EXPENSE
                                                                                                    REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------------------
 Putnam VT Asia Pacific Growth Fund                               0.80%               0.27%              1.07%
 Putnam VT Diversified Income Fund                                0.69%               0.11%              0.80%
 Putnam VT The George Putnam Fund of Boston (1)                   0.49%               0.36%              0.85%
 Putnam VT Global Asset Allocation Fund                           0.66%               0.11%              0.77%
 Putnam VT Global Growth Fund                                     0.60%               0.15%              0.75%
 Putnam VT Growth and Income Fund                                 0.47%               0.04%              0.51%
 Putnam VT Health Sciences Fund (1)                               0.56%               0.34%              0.90%
 Putnam VT High Yield Fund                                        0.66%               0.06%              0.72%
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

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
 Putnam VT International Growth Fund (1)                         0.73%               0.47%               1.20%
 Putnam VT International Growth and Income Fund                  0.80%               0.32%               1.12%
 Putnam VT International New Opportunities Fund (1)              0.92%               0.68%               1.60%
 Putnam VT Investors Fund (1)                                    0.52%               0.33%               0.85%
 Putnam VT Money Market Fund                                     0.45%               0.09%               0.54%
 Putnam VT New Opportunities Fund                                0.58%               0.05%               0.63%
 Putnam VT New Value Fund                                        0.70%               0.15%               0.85%
 Putnam VT OTC & Emerging Growth Fund (1)                        0.56%               0.34%               0.90%
 Putnam VT Research Fund(1)                                      0.37%               0.48%               0.85%
 Putnam VT U.S. Government and High Quality Bond Fund            0.61%               0.08%               0.69%
 Putnam VT Utilities Growth and Income Fund                      0.67%               0.07%               0.74%
 Putnam VT Vista Fund                                            0.65%               0.22%               0.87%
 Putnam VT Voyager Fund                                          0.54%               0.05%               0.59%
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

(1) The "Management Fees" and "Other Expenses" shown in the table above reflect an expense limitation. In the absence of an expense limitation, "Management Fees", "Other Expenses", and "Total Fund Operating Expenses" would have been:

                                                                                TOTAL FUND OPERATING
                                   MANAGEMENT FEES       OTHER EXPENSES               EXPENSES
Putnam VT The George                     0.65                0.36                       1.01
Putnam Fund of Boston*
Putnam VT Health Sciences                0.70                0.34                       1.04
Fund*
Putnam VT International                  0.80                0.47                       1.27
Growth Fund
Putnam VT International                  1.20                0.68                       1.88
New Opportunities Fund
Putnam VT Investors Fund*                0.65                0.33                       0.98
Putnam VT OTC &                          0.70                0.34                       1.04
Emerging Growth Fund*
Putnam VT Research Fund*                 0.65                0.48                       1.13

*Estimated "Management Fees", "Other Expenses" and "Total Fund Operating
 Expenses".

   EXAMPLE_PCM III


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                                                      If you surrender your Contract at the    If you annuitize your Contract at the
                                                      end of the applicable time period, you   end of the applicable time period,
                                                      would pay the following expenses on a    you would pay the following expenses
                                                      $1,000 investment, assuming a 5% annual  on a $1,000 investment, assuming a
                                                      return on assets:                        5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                   $96      $129      $166       $288      $25       $79      $135       $288
Putnam Diversified Income Sub-Account                     93       121       152        261       23        71       121        260
The George Putnam Fund Sub-Account                        94       123       n/a        n/a       23        72       n/a        n/a
Putnam Global Asset Allocation Sub-Account                93       120       150        258       22        70       120        257
Putnam Global Growth Sub-Account                          93       120       149        255       22        69       119        255
Putnam Growth and Income Sub-Account                      90       112       137        230       20        62       106        230
Putnam Health Sciences Sub-Account                        94       124       n/a        n/a       24        74       n/a        n/a
Putnam High Yield Sub-Account                             92       119       148        252       22        68       117        252
Putnam International Growth Sub-Account                   97       133       172        301       27        83       142        301
Putnam International Growth and Income Sub-Account        96       131       168        293       26        80       138        293
Putnam International New Opportunities Sub-Account       101       146       192        340       31        95       162        340
Putnam Investors Sub-Account                              94       123       n/a        n/a       23        72       n/a        n/a
Putnam Money Market Sub-Account                           90       113       138        233       20        62       108        233
Putnam New Opportunities Sub-Account                      91       116       143        243       21        65       112        242
Putnam New Value Sub-Account                              94       123       154        266       23        72       124        265
Putnam OTC & Emerging Growth Sub-Account                  94       124       N/A        N/A       24        74       N/A        N/A
Putnam Research Sub-Account                               94       123       N/A        N/A       23        72       N/A        N/A
Putnam U.S. Government and High Quality Bond              92       118       146        249       21        67       115        249
 Sub-Account
Putnam Utilities Growth and Income Sub-Account            92       119       149        254       22        69       118        254
Putnam Vista Sub-Account                                  94       123       155        268       23        73       125        267
Putnam Voyager Sub-Account                                91       115       141        239       20        64       110        238
------------------------------------------------------------------------------------------------------------------------------------


                                                     If you do not surrender your Contract,
                                                     you would pay the following expenses
                                                     on a $1,000 investment, assuming a 5%
                                                     annual return on assets:
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          1 YEAR    3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                  $26        $79      $136      $288
Putnam Diversified Income Sub-Account                    23         71       122       261
The George Putnam Fund Sub-Account                       24         73       n/a       n/a
Putnam Global Asset Allocation Sub-Account               23         70       120       258
Putnam Global Growth Sub-Account                         23         70       119       255
Putnam Growth and Income Sub-Account                     20         62       107       230
Putnam Health Sciences Sub-Account                       24         74       n/a       n/a
Putnam High Yield Sub-Account                            22         69       118       252
Putnam International Growth Sub-Account                  27         83       142       301
Putnam International Growth and Income Sub-Account       26         81       138       293
Putnam International New Opportunities Sub-Account       31         96       162       340
Putnam Investors Sub-Account                             24         73       n/a       n/a
Putnam Money Market Sub-Account                          20         63       108       233
Putnam New Opportunities Sub-Account                     21         66       113       243
Putnam New Value Sub-Account                             24         73       124       266
Putnam OTC & Emerging Growth Sub-Account                 24         74       N/A       N/A
Putnam Research Sub-Account                              24         73       N/A       N/A
Putnam U.S. Government and High Quality Bond             22         68       116       249
 Sub-Account
Putnam Utilities Growth and Income Sub-Account           22         69       119       254
Putnam Vista Sub-Account                                 24         73       125       268
Putnam Voyager Sub-Account                               21         65       111       239
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

The paragraph accompanying the table under the section entitled "Accumulation Unit Values" should be deleted and replaced with the following language:

The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The George Putnam Sub-Account, Putnam Health Sciences Sub-Account, Putnam Investors Sub-Account, Putnam OTC & Emerging Growth Sub-Account and Putnam Research Sub-Account are new Sub-Accounts and are not shown below.

The paragraph under the section entitled "WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?" should be deleted and replaced with the following language:

     The underlying investments for the Contract are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("The Funds") as follows: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account. (See "The Funds" commencing on page __ and "The Fixed Account" commencing on page __.)

The second paragraph under the section entitled "PERFORMANCE RELATED INFORMATION" should be deleted and replaced with the following language:

Putnam Asia Pacific Growth Sub-Account, Putnam Diversified Income Sub-Account, The George Putnam Fund Sub-Account, Putnam Global Asset Allocation Sub-Account, Putnam Global Growth Sub-Account, Putnam Growth and Income Sub-Account, Putnam Health Sciences Sub-Account, Putnam High Yield Sub-Account, Putnam International Growth Sub-Account, Putnam International Growth and Income Sub-Account, Putnam International New

Opportunities Sub-Account, Putnam Investors Sub-Account, Putnam Money Market Sub-Account, Putnam New Opportunities Sub-Account, Putnam New Value Sub-Account, Putnam OTC & Emerging Growth Sub-Account, Putnam Research Sub-Account, Putnam U.S. Government and High Quality Bond Sub-Account, Putnam Utilities Growth and Income Sub-Account, Putnam Vista Sub-Account, and Putnam Voyager Sub-Account may include total return in advertisements or other sales material.

The following section should be added after the third sentence of the third paragraph of the section entitled, "The Fixed Account":

Hartford will publish periodically the Fixed Account interest rates that are currently in effect.

The following sentence should be added after the fifth sentence of the third paragraph of the section entitled, "The Fixed Account":

Hartford will account for any deductions, surrenders, or transfers from the Fixed Account on a "first-in, first-out" basis.

The heading "Dollar Cost Averaging Plus Program" at the beginning of the fourth paragraph of the section entitled "The Fixed Account" should be deleted.

The following language should be added between the paragraph entitled "Putnam VT OTC & Emerging Growth Fund" and the paragraph entitled "Putnam VT U.S. Government and High Quality Bond Fund in the section entitled "The Funds":

PUTNAM VT RESEARCH FUND

Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Investment Management, Inc., ("Putnam Management"), as having the greatest potential for capital appreciation.

Under the section entitled "The Funds" delete the fifth paragraph from the bottom of the section and replace it with the following:

Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Under the section entitled "Distribution of the Funds" delete the second sentence of the second paragraph and replace with the following language:

HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD.

HV-
33-60702